Recent Accounting Pronouncements (Policies)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
The Consolidated Financial Statements are presented in accordance with generally accepted accounting principles in the United States of America ("US GAAP"). The amounts are presented in United States dollar ("US dollar", "$" or "US$") rounded to the nearest million, unless otherwise stated. They include the financial statements of Seadrill Limited, its consolidated subsidiaries, and any variable interest entity in which we are the primary beneficiary.
In January 2022, we disposed of 65% of our equity interest in PES and in October 2022, we disposed of seven jackup units with contract in the Kingdom of Saudi Arabia (the "KSA Business"). Both transactions represented strategic shifts in Seadrill's operations which were deemed to have a major effect on its operations and financial results in FY 2022 and going forward and therefore both were reclassified as discontinued operations. As such their results have been reported separately for current and comparative periods.
Following the sale of the KSA Business, our organizational structure has been simplified, consolidating our operations into a single organization. In light of these changes, the information provided to the Chief Operating Decision Maker ("CODM") has been adapted to reflect the updated operational structure during the six months ended June 30, 2023. As a result, we have updated the reportable segments disclosed externally. This has been implemented for all periods covered by the report. Please refer to note 6 - Segment Information.
The accompanying unaudited interim financial statements, in the opinion of management, include all material adjustments that are considered necessary for a fair statement of the Company’s financial statements in accordance with generally accepted accounting principles in the United States of America. The accompanying unaudited interim financial statements do not include all of the disclosures required in complete annual financial statements. These financial statements should be read in conjunction with our annual financial statements filed with the SEC on Form 20-F for the year ended December 31, 2022 (SEC File No. 001-39327).
The financial information in this report has been prepared on the basis that we will continue as a going concern, which presumes that we will be able to realize our assets and discharge our liabilities in the normal course of business as they come due.

Basis of consolidation
Basis of consolidation
We consolidate companies where we control over 50% of voting rights, and entities where we hold a variable interest and are the primary beneficiary. A VIE is a legal entity where equity at risk is not enough to finance its activities, or equity interest holders lack power to direct activities or receive expected returns. We are the primary beneficiary of a VIE when we have the power to direct activities that impact economic performance and the right to receive benefits or absorb losses. We exclude subsidiaries, even if fully owned, if we are not the primary beneficiary under the variable interest model. All intercompany balances and transactions have been eliminated.
Acquisition of Aquadrill LLC
On April 3, 2023 (the "Closing Date"), Seadrill completed the acquisition of Aquadrill LLC ("Aquadrill"), an offshore drilling rig owner. Pursuant to the Agreement and Plan of Merger (the "Merger Agreement") dated December 22, 2022, by and among Seadrill, Aquadrill (formerly Seadrill Partners LLC) and Seadrill Merger Sub, LLC, a Marshall Islands limited liability company (“Merger Sub”), Merger
Sub merged with and into Aquadrill, with Aquadrill surviving the merger as a wholly owned subsidiary of Seadrill (the “Merger”). In connection with the Merger, and pursuant to the Merger Agreement, Seadrill exchanged consideration consisting of (i) 29.9 million Seadrill common shares, (ii) $30 million settled by tax withholding in lieu of common shares, and (iii) cash consideration of $1 million. At the Closing Date, Aquadrill unitholders represented approximately 37% of Seadrill's post-Merger issued and outstanding shares.
Through the acquisition of Aquadrill in April 2023, we added four drillships, one semi-submersible, and three tender-assist units to our fleet. Refer to Note 29 - Business Combinations for further detail.

Fresh Start accounting
Fresh Start accounting
Seadrill qualified for fresh start accounting following its emergence from bankruptcy on the Effective Date, in accordance with the provisions set forth in ASC 852. This resulted in a new entity, the Successor, for financial reporting purposes, with no beginning retained earnings or loss as of the Effective Date.
Under fresh start accounting, Seadrill allocated the court approved reorganization value to its individual assets based on their estimated fair values on the Effective Date. Reorganization value represents the value of the reconstituted entity before considering liabilities and it approximates the amount a willing buyer would pay for the assets of the entity immediately after the restructuring.
Seadrill will continue to present financial information for any periods before the adoption of fresh start accounting for the Predecessor. The Predecessor and Successor Companies lack comparability, as required by ASC Topic 205, Presentation of Financial Statements. Therefore, “black-line” financial statements are presented to distinguish between the Predecessor and Successor Companies.
Refer to Note 4 - "Fresh Start Accounting" for further details

Recently issued accounting standards
Recently issued accounting standards
There are currently no accounting standard updates ("ASUs") issued since the reporting date of our Form 20-F report, for the year ended December 31, 2022, that are expected to materially affect our Consolidated Financial Statements and related disclosures in future periods.

Credit risk and concentration of risk
Credit risk
We have financial assets, including cash and cash equivalents, related party receivables, and other receivables. These assets expose us to credit risk arising from possible default by the counterparty. Most of the counterparties are creditworthy financial institutions or large oil and gas companies. We do not expect any significant loss to result from non-performance by such counterparties. We do not typically demand collateral in the normal course of business.
Credit risk is also considered as part of our expected credit loss provision. Concentration of risk There is a concentration of credit risk with respect to cash and cash equivalents to the extent that most of the amounts are carried with Citibank, DNB, Credit Agricole, BTG Pactual, and JP Morgan. We consider these risks to be remote, but, from time to time, we utilize instruments such as money market deposits to manage concentration of risk with respect to cash and cash equivalents. We also have a concentration of risk with respect to customers, including affiliated companies.
Foreign exchange risk
Foreign exchange risk
It is customary in the oil and gas industry that a majority of our revenues and expenses are denominated in U.S. dollars, which is the functional currency of most of our subsidiaries and equity method investees. However, a portion of the revenues and expenses of certain of our subsidiaries and equity method investees are denominated in other currencies. We are therefore exposed to foreign exchange gains and losses that may arise on the revaluation or settlement of monetary balances denominated in foreign currencies.
Our foreign exchange exposures primarily relate to cash and working capital balances denominated in foreign currencies. We do not expect these exposures to cause a significant amount of fluctuation in net income and do not currently hedge them. The effect of fluctuations in currency exchange rates arising from our international operations has not had a material impact on our overall operating results.
Interest rate risk	Interest rate riskOur exposure to interest rate risk relates mainly to our floating rate debt and balances of surplus funds placed with financial institutions. Until June 15, 2023, we managed our floating rate debt risk through the use of an interest rate cap to mitigate exposure to future increases of LIBOR. The interest rate cap was not designated as a hedge and therefore we have not applied hedge accounting.
Arrangements with MSA Managers
Arrangements with MSA Managers
On completion of the Aquadrill acquisition on April 3, 2023, Seadrill assumed arrangements related to the management of the former Aquadrill rigs. These existing arrangements were with offshore drilling contractors including affiliates of Diamond Offshore Drilling, Inc., Vantage Drilling International, and Energy Drilling Management Pte Ltd. (collectively, the “MSA Managers”), governed by master service or similar agreements (“MSAs”).
Under the MSAs, certain former Aquadrill rigs are chartered to an MSA Manager who then contracts with a third-party customer to provide drilling services, providing all necessary crew and other required services and supplies needed to provide those services. The charter arrangements are structured such that all revenues from the end customer and all contract expenses are passed through to Seadrill. The MSA Manager also charges a fee for the services provided. While this fee is variable to align contract objectives between us and the Manager, the majority of economic risk and reward over the arrangement resides with Seadrill.
For accounting purposes, we consider each arrangement as a single unified contract between Seadrill and the end customer with the MSA Manager acting as both a lease broker and subcontractor in providing services to the end customer. Similar to arrangements where Seadrill provides drilling services directly to an end-customer using its owned rigs, the arrangement has both lease and non-lease components. We apply the practical expedient per ASC 842-10-15-42 which permits us to account for the arrangement based on the predominant component in the arrangement, which we consider to be the non-lease component.
Accordingly, we account for these arrangements under the guidance of ASC 606 – Revenue from Contracts with Customers. We recognize all revenues from the end-customers and all operating expenditures incurred by the MSA Manager and passed back to us, together with all MSA Manager fees, as operating expenses. In addition, where the MSA Manager incurs capital or long-term-maintenance expenditures on the units, these costs are also passed to us and accounted for as drilling unit additions. More generally, the accounting for revenue and expenses related to these arrangements follows our published accounting policies as described in our most recent 20-F annual report.